Commitments and Contingencies (Details) - USD ($)		6 Months Ended	12 Months Ended
	Nov. 20, 2023	Jun. 30, 2025	Dec. 31, 2024	Sep. 21, 2023
Loss Contingencies [Line Items]
Royality payment arrangement event to transfer consideration		In consideration of the license and rights granted by Shah Investor, Semnur agreed to pay royalties (i) at the rate of 1.5% of the Net Sales for Annual Net Sales (each as defined therein) up to $250,000,000 and (ii) at the rate of 2.5% of the Net Sales for Annual Net Sales of $250,000,000 and above,
Senior Secured Promissory Note [Member]
Loss Contingencies [Line Items]
Debt instrument, face amount				$ 101,875,000,000
Semnur Merger Agreement [Member]
Loss Contingencies [Line Items]
Registration payment arrangement, maximum potential consideration		$ 280,000,000	$ 280,000,000
Registration payment arrangement, event to transfer consideration		(i) a $20.0 million payment upon the achievement of $100.0 million in cumulative net sales of a Semnur product, (ii) a $20.0 million payment upon the achievement of $250.0 million in cumulative net sales of a Semnur product, (iii) a $50.0 million payment upon the achievement of $500.0 million in cumulative net sales of a Semnur product, and (iv) a $150.0 million payment upon the achievement of $750.0 million in cumulative net sales of a Semnur product.
Denali Capital Acquisition Corp [Member]
Loss Contingencies [Line Items]
Underwriting discount per public unit (in Dollars per share)		$ 0.2	$ 0.2
Cash underwriting discount		$ 1,650,000	$ 1,650,000
Deferred fee per unit (in Dollars per share)		$ 0.35	$ 0.35
Underwriting fees		$ 2,887,500	$ 2,887,500
Underwriters receive percentage	30.00%
Aggregate deferred underwriting commission	$ 866,250
underwriting commission	2,887,500
Deferred underwriting compensation	$ 2,021,250
Denali Capital Acquisition Corp [Member] | Common Stock [Member] | Holdco [Member]
Loss Contingencies [Line Items]
Initial business combination shareholders (in Shares)	86,625